Note 15 - Earnings (Loss) Per Share (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
	Three months	Three months	Nine months		Nine months
	ended	ended	ended		ended
	Dec. 31,	Dec. 31,	Dec. 31,		Dec. 31,
	2018	2017	2018		2017
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) as per consolidated statement of income	$27,059	$208,455	$(35,703)		$243,449
Dividend to preferred shareholders - net of tax	1,821	2,842	6,538		8,658
Earnings (loss) available to shareholders	25,238	205,613	(42,241)		234,791
Basic weighted average shares outstanding	149,309,905	146,859,332	149,012,066		146,914,251
Basic earnings (loss) per share available to shareholders	$0.17	$1.40	$(0.28)		$1.60

DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) available to shareholders	$25,238	$205,613	$(42,241)		$234,791
Adjustment for dilutive impact of convertible debentures	3,913	4,884	-		14,474
Adjusted earnings (loss) available to shareholders	$29,151	$210,497	$(42,241)		$249,265
Basic weighted average shares outstanding	149,309,905	146,859,332	149,012,066		146,914,251
Dilutive effect of:
Restricted share grants	2,238,518	2,807,661	2,548,751	1	2,761,033
Deferred share grants	151,472	89,210	134,458	1	94,347
Convertible debentures	28,440,256	38,804,494	39,574,831	1	38,804,494
Shares outstanding on a diluted basis	180,140,151	188,560,697	191,270,106		188,574,125
Diluted earnings (loss) per share available to shareholders	$0.16	$1.12	$(0.28)		$1.32